Property and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
5.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
		(Unaudited)
Electronic equipment	$245,819	$208,585
Office equipment	2,439,125	2,468,292
Leasehold improvement	99,531	101,416
Less: accumulated depreciation	(916,739)	(1,127,583)
Property and equipment, net	$1,867,736	$1,650,710

Depreciation expense was $243,062 and $245,088 for the six months ended June 30, 2024 and 2025, respectively.